CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Statement [Abstract]
Revenues	$ 24,268	$ 20,876	$ 6,026
Cost of revenues	(25,429)	(32,490)	(14,790)
Gross loss	(1,161)	(11,614)	(8,764)
Operating expenses:
Research and development	73,817	92,676	95,107
Sales and marketing	7,474	8,777	10,300
General and administrative	19,466	19,535	19,178
Total operating expenses	100,757	120,988	124,585
Operating loss	(101,918)	(132,602)	(133,349)
Financial income, net	7,328	9,790	6,802
Loss before taxes on income	(94,590)	(122,812)	(126,547)
Taxes on income	(167)	(642)	(325)
Net loss	$ (94,757)	$ (123,454)	$ (126,872)
Basic net loss per ordinary share	$ (0.57)	$ (0.84)	$ (0.94)
Diluted net loss per ordinary share	$ (0.57)	$ (0.84)	$ (0.94)
Weighted average number of ordinary shares used in computing basic net loss per ordinary share	167,216,070	147,480,521	135,224,312
Weighted average number of ordinary shares used in computing diluted net loss per ordinary share	167,216,070	147,480,521	135,224,312